Summary of accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2024
Noncompete agreements | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	6 years
Noncompete agreements | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	7 years
Trademarks, patents and others | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Trademarks, patents and others | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Driver lists
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Customer lists
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Licenses
Disclosure of detailed information about intangible assets [line items]
Period to apply online payment license renewal	5 years